Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 23, 2025
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 23, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2025
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A